SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2025
Current assets	$45	$390	$3,614	$1,379	$7,796	$(5,418)	$7,806
Long-term assets	4,003	240	1	40,765	90,692	(44,906)	90,795
Current liabilities	86	9	61	8,505	16,548	(7,510)	17,699
Long-term liabilities	—	—	3,525	508	43,839	(297)	47,575
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	23,627	—	23,627
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,280	—	—	2,280
BEPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	2,106	—	2,106
Preferred equity	—	568	—	—	—	—	568
Perpetual subordinated notes	—	—	—	737	—	—	737
Preferred limited partners' equity	634	—	—	639	—	(639)	634
As at December 31, 2024
Current assets	$41	$369	$3,193	$429	$8,836	$(4,033)	$8,835
Long-term assets	4,282	227	1	41,568	85,893	(45,997)	85,974
Current liabilities	80	8	322	7,257	13,619	(6,721)	14,565
Long-term liabilities	—	—	2,853	352	40,583	—	43,788
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	26,168	—	26,168
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,457	—	—	2,457
BEPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	2,269	—	2,269
Preferred equity	—	537	—	—	—	—	537
Perpetual subordinated notes	—	—	—	737	—	—	737
Preferred limited partners' equity	634	—	—	639	—	(639)	634
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments Limited and BEP Subco Inc., collectively the "Subsidiary Credit Supporters".
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
Three months ended June 30, 2025
Revenues	$—	$—	$—	$—	$1,692	$—	$1,692
Net (loss) income	(54)	—	3	(543)	355	339	100
Three months ended June 30, 2024
Revenues	$—	$—	$—	$—	$1,482	$—	$1,482
Net (loss) income	(70)	—	—	(505)	216	271	(88)
Six months ended June 30, 2025
Revenues	$—	$—	$—	$—	$3,272	$—	$3,272
Net (loss) income	(147)	—	5	(1,224)	553	805	(8)
Six months ended June 30, 2024
Revenues	$—	$—	$—	$—	$2,974	$—	$2,974
Net (loss) income	(126)	—	—	(886)	399	455	(158)
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.
See Note 9 – Borrowings for additional details regarding the medium-term borrowings issued by Canadian Finco. See Note 10 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.